UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-10145

Baillie Gifford Funds

(Exact name of registrant as specified in charter)

1 Greenside Row

Edinburgh, Scotland, UK, EH1 3AN

(Address of principal executive offices) (Zip code)

Gareth Griffiths
1 Greenside Row

Edinburgh, Scotland, UK, EH1 3AN

(Name and address of agent for service)

Registrant's telephone number, including area code:   011-44-131-275-2000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

BAILLIE GIFFORD FUNDS

Baillie Gifford Multi Asset Fund

Annual Report

April 30, 2021

Index

Page Number
01	Management Discussion
03	Fund Expenses
05	Industry Diversification Table
07	Portfolio of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
24	Statements of Changes in Net Assets
Financial Highlights
25	Selected Data for Class K
26	Selected Data for Institutional Class
27	Notes to Financial Statements
39	Report of Independent Registered Public Accounting Firm
Supplemental Information
40	Federal Income Tax Information
41	Management of the Trust

Source: © David Robertson / Alamy Stock Photo

This report is intended for shareholders of Baillie Gifford Multi Asset Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus for the fund.

The statements and views expressed in this report are as of this report's period end and are subject to change at any time. All investments entail risk, including the possible loss of principal.

Management Discussion (unaudited)

Annual Report April 30, 2021

Baillie Gifford Multi Asset Fund

Market conditions and review of performance during the 12 months ended April 30, 2021

In the 12 months ended April 30, 2021, Baillie Gifford Multi Asset Fund's performance rose by 17.35% (Class K shares) demonstrating a good recovery from the market volatility experienced in early 2020.

Over the period the Fund significantly outperformed its benchmark. This was largely driven by the exposures to more economically sensitive asset classes such as listed equities, commodities and emerging market government bonds. Most asset classes delivered a positive contribution, although absolute return (an asset class which often provides an uncorrelated return) detracted slightly, as did active currency, where our long position in the Japanese yen, typically a defensive position, performed worse against a more positive backdrop.

The past 12 months has been unusual in so many respects. An unprecedented health crisis and the resulting shutdown of economies across the world prompted extraordinary support from central banks, with governments providing liquidity for financial markets, guaranteeing loans for companies and underwriting the salaries of many workers.

At the start of the period, and as the extent of the impact of the virus was gradually becoming more apparent, we maintained a cautious outlook and considered what the COVID-19 pandemic would mean for the economy in terms of the duration of the pandemic, the pandemic's impact on growth and asset prices, the unintended consequences of the fiscal and monetary support, and, of course, the degree to which societies would be impacted and would be forced to adapt. Given the level of uncertainty about the future that existed at the start of the period, we held a significant portion of the portfolio in hedging positions, which provided protection against further increases in volatility and inflation risk through exposure in absolute return, commodities (gold) and government bond asset classes, as well as through holding a higher overall cash level in the portfolio.

As markets began to settle down, however, we gradually adopted a more positive view on the economic outlook over the medium term. Therefore, we took the opportunity to add to our higher-conviction opportunities in areas where we felt some form of economic recovery, coupled with attractive valuations, presented a compelling investment case.

We saw positive momentum coming from several sources: a sustained recovery of the Chinese economy, a significant tailwind from fiscal spending — which is a move away from the austerity measures that affected the post-Global Financial Crisis recovery — and an extended period of interest rates remaining lower.

This crisis has reinforced and accelerated certain trends, including we believe the move towards digitalization (such as more online consumption and shopping) and the drive towards decarbonization of energy demand. In such a world, we would still expect to see equities continuing to do well and an increased demand for logistics companies to facilitate timely and efficient online deliveries and for infrastructure assets stimulated by green and renewable energy policies and substantial fiscal support.

Therefore, whilst we have retained meaningful positions in our Baillie Gifford equity funds to benefit from the continuation of such transformative trends, we have also had exposure into China A-shares, as well as invested into a basket of individual stocks, which we think are well placed to benefit from the ongoing cyclical recovery in the global economy. Elsewhere, within the portfolio's real estate allocation, there is a meaningful exposure to the distribution and logistics sector.

As part of the recovery efforts, many countries have committed to increase spending on green energy and related infrastructure investments, with more countries, including China, having signed up to achieve carbon neutrality in the coming decades. We believe the Biden administration intends to make climate a key policy agenda, which will be a major boost to the green energy revolution. These policy actions will likely create opportunities in infrastructure, particularly energy transmission networks and certain commodities, such as nickel.

Though the COVID-19 vaccine development offers a potentially lasting solution to the pandemic, we do not expect the recovery to be a smooth ride. There remain many challenges, not least the logistical hurdle for the vaccine deployment, its overall efficacy in a continually evolving environment, and the willingness of people to be vaccinated. We are also concerned about the damage that a further wave of infections will do to certain industries and companies and the resulting impact on unemployment and general well-being.

Therefore, whilst we have continued to add to risk assets in recent months in order to express our view of a sustained cyclical growth more clearly in the medium term,

01

Management Discussion (unaudited)

Annual Report April 30, 2021

we continue to make modest additions to portfolio hedges to protect against several potentially significant risks. As a result, we believe the portfolio is well positioned to continue to benefit from a period of economic recovery whilst maintaining a good level of resilience during these challenging times.

Fund Performance for the periods ended 4/30/21 (Average Annual Total Returns)

	One Year	% return per annum annualized Since Inception (December 4, 2018)
Baillie Gifford Multi Asset Fund Class K*	17.35%	8.41%
Baillie Gifford Multi Asset Fund Institutional Class	17.42%	8.43%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index	0.11%	1.30%

*  Performance of Class K differs from Institutional Class due to rounding. Performance of Class K is expected to be higher than Institutional Class if sub-transfer agency expenses grow within the Fund.

The returns are provided for all shares classes that had shares outstanding as of April 30, 2021. Additional year-over-year returns for each class are available in the Financial Highlights section.

Comparison of the change in value of $10,000 investment in the Fund's Class K share and the index.

Past performance does not predict future performance. The graph and the table above do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

02

Fund Expenses (unaudited)

Annual Report April 30, 2021

As a shareholder of Baillie Gifford Multi Asset Fund (the "Fund") you incur two types of costs: (1) transaction costs, which may include purchase fees and redemption fees and (2) ongoing costs, including advisory fees, administration and supervisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase fees and redemption fees. Therefore, the second line of the table labeled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

03

Fund Expenses (unaudited)

Annual Report April 30, 2021

	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratios Based on the Period November 1, 2020 to April 30, 2021	Expenses Paid During Period*
Baillie Gifford Multi Asset Fund — Class K
Actual	$1,000	$1,079.50	0.30%	$1.55
Hypothetical (5% return before expenses)	$1,000	$1,023.31	0.30%	$1.51
Baillie Gifford Multi Asset Fund — Institutional Class
Actual	$1,000	$1,081.10	0.30%	$1.55
Hypothetical (5% return before expenses)	$1,000	$1,023.31	0.30%	$1.51

*  Unless otherwise indicated, expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the year ended April 30, 2021. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal year may differ from expense ratios based on the one-year data in the financial highlights.

04

Industry Diversification Table (unaudited)

Annual Report April 30, 2021

April 30, 2021
Baillie Gifford Multi Asset Fund

	Value	% of Total Net Assets
Advertising	$42,261	0.2%
Aerospace/Defense	10,588	0.0	*
Agriculture	19,974	0.1
Airlines	85,056	0.3
Apparel	37,310	0.2
Asset Backed Securities	731,985	3.0
Auto Parts & Equipment	59,354	0.2
Banks	1,445,562	5.9
Building Materials	106,871	0.4
Commercial Services	184,750	0.7
Computers	51,985	0.2
Diversified Financial Services	1,343,950	5.4
Electric	2,184,780	8.9
Electrical Components and Equipment	184,106	0.7
Electronics	112,081	0.5
Energy — Alternate Sources	424,181	1.7
Engineering & Construction	96,987	0.4
Entertainment	90,684	0.4
Food	175,544	0.7
Forest Products & Paper	21,150	0.1
Gas	183,583	0.7
Healthcare — Products	20,950	0.1
Healthcare — Services	46,040	0.2
Internet	187,013	0.8
Investment Companies	374,916	1.5
Leisure Time	47,822	0.2
Lodging	148,837	0.6
Machinery — Diversified	10,332	0.0	*
Media	123,835	0.5
Mining	746,563	3.0
Oil & Gas	123,763	0.5
Oil & Gas Services	13,617	0.1
Packaging & Containers	31,983	0.1
Pharmaceuticals	15,675	0.1
Pipelines	21,896	0.1
Pooled Investment Vehicles	7,098,029	28.8
Real Estate	1,279,448	5.2
REITS	1,328,982	5.4

05

Industry Diversification Table (unaudited)

Annual Report April 30, 2021

April 30, 2021
Baillie Gifford Multi Asset Fund

	Value	% of Total Net Assets
Retail	$225,546	0.9%
Software	16,567	0.1
Sovereign	3,689,658	15.0
Telecommunications	175,339	0.7
Toys/Games/Hobbies	32,949	0.1
Transportation	63,410	0.3
Total Value of Investments	23,415,912	95.0
Other assets less liabilities	1,239,937	5.0
Net Assets	$24,655,849	100.0%

*  Amount rounds to less than 0.1%.

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

06

Portfolio of Investments

Annual Report April 30, 2021

April 30, 2021
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
POOLED INVESTMENT VEHICLES — 28.8%
GUERNSEY — 4.6%
International Public Partnerships Ltd.	100,208	$233,235
NextEnergy Solar Fund Ltd.	140,895	190,859
Pershing Square Holdings Ltd.	1,297	48,563
Renewables Infrastructure Group Ltd. (The)	152,662	265,177
Sequoia Economic Infrastructure Income Fund Ltd.	82,100	121,097
TwentyFour Income Fund Ltd.	186,024	276,171
		1,135,102
IRELAND — 1.3%
Aspect Core Trend Fund	3,174	321,149
LUXEMBOURG — 0.4%
BBGI Global Infrastructure SA	36,537	90,532
SINGAPORE — 0.3%
Keppel Infrastructure Trust	151,600	62,656
UNITED KINGDOM — 3.5%
3i Infrastructure PLC	15,679	64,324
Foresight Solar Fund Ltd.	105,097	140,500
Greencoat UK Wind PLC	108,807	202,325
HICL Infrastructure PLC	161,862	381,337
JLEN Environmental Assets Group Ltd.	57,030	86,637
		875,123
UNITED STATES — 18.7%
Baillie Gifford Emerging Markets Equities Fund, Class K (1)	30,265	864,974
Baillie Gifford International Alpha Fund, Class K (1)	109,775	1,913,385
Baillie Gifford U.S. Equity Growth Fund, Class K (1)	37,844	1,591,352
Credit Suisse Managed Futures Strategy Fund, Class I	22,200	243,756
		4,613,467
Total Pooled Investment Vehicles
(cost $5,182,944)		7,098,029

The accompanying notes are an integral part of the financial statements.
07

Portfolio of Investments

Annual Report April 30, 2021

April 30, 2021
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
COMMON STOCKS — 25.8%
AUSTRALIA — 1.1%
BHP Group PLC	1,726	$51,978
Nickel Mines Ltd.	178,996	156,047
Rio Tinto PLC *	605	50,673
		258,698
BELGIUM — 0.3%
Elia Group SA	782	84,651
CANADA — 0.5%
Hydro One Ltd.	5,530	132,587
DENMARK — 0.6%
NKT A/S	1,608	66,526
Orsted AS	582	84,602
		151,128
FRANCE — 0.4%
JCDecaux SA *	1,660	42,261
Nexans SA *	716	58,803
		101,064
GERMANY — 5.4%
Deutsche Wohnen SE	8,080	437,117
E.ON Se	8,394	101,213
Fraport AG Frankfurt Airport Services Worldwide *	1,036	68,714
LEG Immobilien SE	1,892	263,244
RWE AG	2,098	79,665
TAG Immobilien AG	3,994	123,519
Vonovia SE	3,892	255,723
		1,329,195
INDONESIA — 0.7%
Vale Indonesia TBK PT *	531,700	169,137

The accompanying notes are an integral part of the financial statements.
08

Portfolio of Investments

Annual Report April 30, 2021

April 30, 2021
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
IRELAND — 1.0%
CRH PLC *	946	$44,770
Greencoat Renewables PLC	118,583	168,941
Ryanair Holdings PLC ADR *	352	41,131
		254,842
ITALY — 2.3%
Enel SpA	12,514	124,256
Italgas SpA	28,149	183,583
Prysmian SpA	4,005	125,303
Terna Rete Elettrica Nazionale SpA	18,064	133,158
		566,300
MACAU — 0.4%
Galaxy Entertainment Group Ltd. *	5,000	43,891
Sands China Ltd. *	8,800	41,642
		85,533
NETHERLANDS — 0.3%
CTP NV*	4,932	83,309
RUSSIA — 1.2%
MMC Norilsk Nickel PJSC ADR	8,410	285,187
SOUTH KOREA — 0.3%
Korea Electric Power Corp.	2,541	53,926
Korea Electric Power Corp. ADR	1,900	20,102
		74,028
SPAIN — 2.3%
EDP Renovaveis SA *	9,914	236,237
Iberdrola SA	6,458	87,273
Red Electrica Corp. SA	6,761	124,119
Siemens Gamesa Renewable Energy SA	3,140	113,416
		561,045
SWITZERLAND — 0.6%
Dufry AG	715	47,053

The accompanying notes are an integral part of the financial statements.
09

Portfolio of Investments

Annual Report April 30, 2021

April 30, 2021
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
Kuehne + Nagel International AG	187	$55,912
Wizz Air Holdings PLC*	649	43,925
		146,890
UNITED KINGDOM — 2.3%
Ashtead Group PLC *	902	57,954
Greggs PLC *	1,715	55,959
Hays PLC *	21,859	49,328
John Laing Group PLC	70,770	300,277
SSP Group PLC	13,994	61,919
Whitbread PLC	1,056	47,344
		572,781
UNITED STATES — 6.1%
Ameren Corp.	1,150	97,566
American Electric Power Co., Inc.	1,148	101,839
Ares Capital Corp.	10,700	205,975
Avangrid, Inc.	2,701	137,481
Booking Holdings, Inc. *	19	46,856
Brookfield Renewable Corp., Class A	3,106	128,837
CBRE Group, Inc., Class A *	671	57,169
Consolidated Edison, Inc.	1,275	98,698
DTE Energy Co.	838	117,337
Eversource Energy	1,077	92,859
FirstCash, Inc.	660	47,540
Howard Hughes Corp. (The) *	550	59,367
Lyft, Inc., Class A *	757	42,135
Martin Marietta Materials, Inc.	143	50,496
NextEra Energy, Inc.	1,500	116,265
Royal Caribbean Cruises Ltd.	550	47,822
Six Flags Entertainment Corp. *	1,076	50,550
		1,498,792
Total Common Stocks
(cost $5,400,558)		6,355,167

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2021

April 30, 2021
Baillie Gifford Multi Asset Fund

	Shares/Principal		Value
STRUCTURED NOTES — 10.0%
SWITZERLAND — 4.6%
Credit Suisse AG, Zero cpn., 10/25/21 (2)		1,092	$1,131,312
UNITED STATES — 5.4%
Citigroup Global Markets Holdings, Inc., Zero cpn., 01/15/26 (3)		1,000	991,570
GS Finance Corp., Zero cpn., 05/24/21 (4)		300,000	352,380
			1,343,950
Total Structured Notes
(cost $2,394,546)			2,475,262
FOREIGN GOVERNMENT BONDS — 8.0%
BRAZIL — 2.1%
Brazil Letras do Tesouro Nacional, Series LTN, Zero cpn., 01/01/24	BRL	3,289,000	498,949
Brazilian Government International Bond, 7.13%, 01/20/37		20,000	25,291
			524,240
COLOMBIA — 0.2%
Colombian TES, Series B, 7.75%, 09/18/30	COP	231,200,000	64,967
DOMINICAN REPUBLIC — 0.5%
Dominican Republic International Bond, 6.88%, 01/29/26		100,000	116,751
EGYPT — 0.4%
Egypt Government Bond, Series 7YR, 14.41%, 07/07/27	EGP	1,639,000	103,996
HUNGARY — 0.2%
Hungary Government International Bond, 7.63%, 03/29/41		36,000	57,980
INDONESIA — 1.3%
Indonesia Treasury Bond, Series FR58, 8.25%, 06/15/32	IDR	1,385,000,000	105,267
Indonesia Treasury Bond, Series FR80, 7.50%, 06/15/35	IDR	1,500,000,000	107,157
Indonesia Treasury Bond, Series FR83, 7.50%, 04/15/40	IDR	1,540,000,000	109,245
			321,669

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2021

April 30, 2021
Baillie Gifford Multi Asset Fund

	Shares/Principal		Value
IVORY COAST (COTE D'IVOIRE) — 0.5%
Ivory Coast Government International Bond, 5.25%, 03/22/30	EUR	100,000	$126,164
MEXICO — 0.4%
Mexican Bonos, Series M, 7.75%, 05/29/31	MXN	1,906,800	99,879
PERU — 0.5%
Peru Government Bond, 6.90%, 08/12/37	PEN	245,000	68,908
Peruvian Government International Bond, 8.75%, 11/21/33		32,000	49,400
			118,308
ROMANIA — 0.3%
Romanian Government International Bond, 2.00%, 01/28/32	EUR	60,000	72,496
RUSSIA — 0.4%
Russian Federal Bond — OFZ, Series 6229, 7.15%, 11/12/25	RUB	5,195,000	71,212
Russian Foreign Bond — Eurobond, 7.50%, 03/31/30		19,575	22,605
			93,817
SOUTH AFRICA — 0.2%
Republic of South Africa Government Bond, Series R209, 6.25%, 03/31/36	ZAR	1,153,000	53,185
TURKEY — 0.3%
Turkey Government Bond, 8.00%, 03/12/25	TRY	395,000	35,021
Turkish Government International Bond, 7.38%, 02/05/25		15,000	15,918
Turkish Government International Bond, 6.88%, 03/17/36		16,000	15,672
			66,611
UKRAINE — 0.2%
Ukraine Government International Bond, 15.84%, 02/26/25	UAH	1,082,000	41,724
URUGUAY — 0.5%
Uruguay Government International Bond, 4.38%, 12/15/28	UYU	2,855,226	77,414
Uruguay Government International Bond, 4.98%, 04/20/55		32,000	39,704
			117,118
Total Foreign Government Bonds
(cost $1,978,329)			1,978,905

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2021

April 30, 2021
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
CORPORATE BONDS — 7.1%
AUSTRALIA — 0.1%
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27	16,000	$17,378
CANADA — 0.3%
Bell Canada, Series MTN, 4.75%, 09/29/44	32,000	28,573
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 07/15/26	26,000	27,170
Vermilion Energy, Inc., 5.63%, 03/15/25	15,000	14,288
		70,031
CHILE — 0.1%
Liberty Latin America Ltd., 2.00%, 07/15/24	17,000	17,283
FRANCE — 0.2%
Electricite de France SA, 6.95%, 01/26/39	22,000	32,109
Orange SA, 9.00%, 03/01/31	20,000	31,231
		63,340
ITALY — 0.0% (5)
Telecom Italia Capital SA, 7.20%, 07/18/36	7,000	8,674
MEXICO — 0.2%
Petroleos Mexicanos, 6.50%, 03/13/27	50,000	52,875
NETHERLANDS — 1.1%
Stichting AK Rabobank Certificaten, 2.19% (6)	168,550	265,711
PUERTO RICO — 0.1%
Popular, Inc., 6.13%, 09/14/23	14,000	15,070
UNITED KINGDOM — 0.1%
Tesco PLC, 5.50%, 01/13/33	21,000	37,409
UNITED STATES — 4.9%
ACI Worldwide, Inc., 5.75%, 08/15/26	6,000	6,307
ANGI Group LLC, 3.88%, 08/15/28	21,000	20,869
Antero Resources Corp., 5.63%, 06/01/23	12,000	12,045

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2021

April 30, 2021
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
Aptiv PLC, 4.35%, 03/15/29	29,000	$33,105
Arrow Bidco LLC, 9.50%, 03/15/24	16,000	15,960
At Home Holding III, Inc., 8.75%, 09/01/25	20,000	21,875
AT&T, Inc., 3.50%, 09/15/53	27,000	24,805
Avantor Funding, Inc., 4.63%, 07/15/28	20,000	20,950
Cable One, Inc., 4.00%, 11/15/30	16,000	15,760
Catalent Pharma Solutions, Inc., 3.13%, 02/15/29	11,000	10,642
CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 05/01/26	10,000	10,320
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30	19,000	19,330
Centene Corp., 4.63%, 12/15/29	15,000	16,237
ChampionX Corp., 6.38%, 05/01/26	13,000	13,617
Cheniere Energy, Inc., 4.63%, 10/15/28	21,000	21,896
Cincinnati Bell, Inc., 7.00%, 07/15/24	7,000	7,227
Cincinnati Bell, Inc., 8.00%, 10/15/25	12,000	12,720
Citigroup, Inc., 8.13%, 07/15/39	20,000	33,469
Cogent Communications Group, Inc., 5.38%, 03/01/22	10,000	10,262
Cogent Communications Group, Inc., 3.50%, 05/01/26	11,000	11,000
Compass Minerals International, Inc., 6.75%, 12/01/27	15,000	16,163
Corning, Inc., 5.45%, 11/15/79	25,000	32,061
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	19,000	18,830
Darling Ingredients, Inc., 5.25%, 04/15/27	19,000	19,974
Dell International LLC / EMC Corp., 5.30%, 10/01/29	28,000	33,155
Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 01/15/26	10,000	10,488
FirstCash, Inc., 4.63%, 09/01/28	26,000	26,715
frontdoor, Inc., 6.75%, 08/15/26	19,000	20,146
Gartner, Inc., 4.50%, 07/01/28	15,000	15,769
Go Daddy Operating Co. LLC / Gd Finance Co., Inc., 5.25%, 12/01/27	13,000	13,601
Graham Holdings Co., 5.75%, 06/01/26	20,000	20,900
Hanesbrands, Inc., 4.63%, 05/15/24	18,000	18,950
Hasbro, Inc., 6.35%, 03/15/40	25,000	32,949
HCA, Inc., 5.88%, 02/15/26	13,000	14,934
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/01/28	8,000	8,304
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 08/15/26	15,000	15,675
LABL Escrow Issuer LLC, 6.75%, 07/15/26	10,000	10,775
Land O' Lakes, Inc., 7.25% (6)	15,000	15,616
Land O'Lakes Capital Trust I, 7.45%, 03/15/28	4,000	4,641
Laredo Petroleum, Inc., 10.13%, 01/15/28	12,000	12,359
Liberty Interactive LLC, 8.25%, 02/01/30	7,000	8,070
Lumen Technologies Inc., Series P, 7.60%, 09/15/39	18,000	20,648

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2021

April 30, 2021
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
Masonite International Corp., 5.38%, 02/01/28	11,000	$11,605
Matador Resources Co., 5.88%, 09/15/26	11,000	10,973
Match Group Holdings II LLC, 5.00%, 12/15/27	12,000	12,630
Match Group Holdings II LLC, 5.63%, 02/15/29	11,000	11,880
Meritor, Inc., 6.25%, 02/15/24	5,000	5,075
Meritor, Inc., 4.50%, 12/15/28	13,000	13,163
Mueller Water Products, Inc., 5.50%, 06/15/26	10,000	10,332
Nielsen Finance LLC / Nielsen Finance Co., 5.63%, 10/01/28	7,000	7,464
Nordstrom, Inc., 4.38%, 04/01/30	10,000	10,256
Penske Automotive Group, Inc., 5.50%, 05/15/26	20,000	20,650
PTC, Inc., 3.63%, 02/15/25	10,000	10,260
QVC, Inc., 5.45%, 08/15/34	25,000	25,675
Range Resources Corp., 4.88%, 05/15/25	13,000	12,919
Sally Holdings LLC / Sally Capital, Inc., 8.75%, 04/30/25	14,000	15,470
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/25	10,000	10,312
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/26	20,000	21,150
Sealed Air Corp., 6.88%, 07/15/33	17,000	21,208
Sensata Technologies BV, 5.00%, 10/01/25	23,000	25,530
Service Corp. International, 5.13%, 06/01/29	19,000	20,512
Sirius XM Radio, Inc., 4.13%, 07/01/30	27,000	27,000
Six Flags Theme Parks, Inc., 7.00%, 07/01/25	12,000	12,964
Sprint Corp., 7.25%, 09/15/21	2,000	2,042
Sprint Corp., 7.63%, 03/01/26	6,000	7,358
Tenet Healthcare Corp., 4.63%, 07/15/24	15,000	15,227
TransDigm, Inc., 6.25%, 03/15/26	10,000	10,588
TTM Technologies, Inc., 4.00%, 03/01/29	20,000	20,025
VeriSign, Inc., 5.25%, 04/01/25	6,000	6,780
VM Consolidated, Inc., 5.50%, 04/15/29	8,000	8,127
Walt Disney Co. (The), 6.15%, 02/15/41	18,000	26,072
Wheel Pros, Inc., 6.50%, 05/15/29	8,000	8,011
Wolverine World Wide, Inc., 5.00%, 09/01/26	18,000	18,360
WW International, Inc., 4.50%, 04/15/29	13,000	12,823
XPO Logistics, Inc., 6.25%, 05/01/25	7,000	7,498
		1,189,058
Total Corporate Bonds
(cost $1,581,972)		1,736,829

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2021

April 30, 2021
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
TREASURY BILLS — 6.9%
UNITED STATES — 6.9%
U.S. Treasury Bill, 05/06/21 (7)	490,800	$490,798
U.S. Treasury Bill, 07/15/21 (7)	620,000	619,983
U.S. Treasury Bill, 08/12/21 (7)	600,000	599,972
Total Treasury Bills
(cost $1,710,670)		1,710,753
REAL ESTATE INVESTMENT TRUSTS — 5.4%
UNITED KINGDOM — 3.2%
LondonMetric Property PLC	22,100	68,860
LXI REIT PLC	55,750	105,152
Segro PLC	12,374	171,907
Target Healthcare REIT PLC	64,541	105,357
Tritax Big Box REIT PLC	72,433	190,341
UK Commercial Property REIT Ltd.	121,233	134,715
		776,332
UNITED STATES — 2.2%
Duke Realty Corp.	3,000	139,560
First Industrial Realty Trust, Inc.	2,700	134,379
Prologis, Inc.	1,200	139,836
Rexford Industrial Realty, Inc.	2,500	138,875
		552,650
Total Real Estate Investment Trusts
(cost $1,106,841)		1,328,982
COLLATERALIZED LOAN OBLIGATIONS — 3.0%
IRELAND — 2.4%
Aurium CLO I DAC, 2.30%, FRN, (3 Month EURIBOR + 2.30%), 03/23/32 (8)	250,000	301,218
Carlyle Euro CLO, Class B, Series 2017-1X, 2.15%, FRN, (3 Month EURIBOR + 2.15%), 07/15/30 (8)	150,000	179,199
Harvest CLO XVII DAC, 3.95%, FRN, (3 Month EURIBOR + 3.95%), 05/11/32 (8)	100,000	119,624
		600,041

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2021

April 30, 2021
Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
NETHERLANDS — 0.6%
Barings Euro CLO, Class B1A, Series 2018-2X, 1.70%, FRN, (3 Month EURIBOR + 1.70%), 10/15/31 (8)	110,000	$131,944
Total Collateralized Loan Obligations
(cost $657,474)		731,985
TOTAL INVESTMENTS — 95.0%
(cost $20,013,334)		$23,415,912
Other assets less liabilities — 5.0%		1,239,937
NET ASSETS — 100.0%		$24,655,849

*  Non-income producing security.

(1)  Affiliated Fund.

(2)  ETF-linked certificate which tracks the CSI 500 China A Shares Small Cap ETF as the reference price. Value correlates to changes in this reference price.

(3)  Index-linked note which tracks the Citi Equity Intraday Momentum Basket Index as the reference price. Value correlates to changes in this reference price.

(4)  Commodity-linked note which uses LME Primary Nickel as the reference price. Value correlates to changes in this reference price.

(5)  Amount rounds to less than 0.1%.

(6)  Perpetual, callable security with no stated maturity date.

(7)  Security issued on a discount basis with no stated coupon rate. Income is recognized through the accretion of discount.

(8)  Variable rate security which benefits from a EURIBOR floor of zero. Please refer to Note H with regards to the LIBOR phaseout.

3-Month EURIBOR rate as of April 30, 2021 was (0.535)%.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in the Fund's prospectus.

A summary of the Fund's transactions with affiliated funds during the year ended April 30, 2021 is as follows:

Affiliated Fund Holdings

	Shares at April 30, 2020	Value at April 30, 2020	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in unrealized Appreciation/ (Depreciation)	Shares at April 30, 2021	Value at April 30, 2021	Income Distributions	Capital Gain Distributions
Baillie Gifford Emerging Markets Equities Fund, Class K	8,691	$151,837	$576,505	$(224,865)	$40,011	$321,486	30,265	$864,974	$10,713	$—
Baillie Gifford International Alpha Fund, Class K	100,493	1,177,782	858,286	(1,031,695)	225,383	683,629	109,775	1,913,385	12,804	31,869
Baillie Gifford U.S. Equity Growth Fund, Class K	20,877	446,766	830,757	(688,706)	347,687	654,848	37,844	1,591,352	—	51,761
	130,061	$1,776,385	$2,265,548	$(1,945,266)	$613,081	$1,659,963	177,884	$4,369,711	$23,517	$83,630

For more information on the affiliated fund holdings, please refer to Note B.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2021

April 30, 2021
Baillie Gifford Multi Asset Fund

Open futures contracts outstanding at April 30, 2021:

Description	Counterparty	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at April 30, 2021	Unrealized Appreciation
Euro — BOBL Futures	HSBC Securities (USA) Inc	June 2021	(2)	$(323,959)	$448
Euro — Buxl Futures	HSBC Securities (USA) Inc	June 2021	(1)	(242,734)	8,171
					$8,619

Open forward foreign currency contracts outstanding at April 30, 2021:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA) Inc	5/12/2021	AUD	819,000	USD	623,737	$—	$(7,215)
HSBC Securities (USA) Inc	5/12/2021	CAD	2,572,100	USD	2,043,612	—	(49,012)
HSBC Securities (USA) Inc	5/12/2021	CHF	1,255,700	USD	1,358,001	—	(17,398)
HSBC Securities (USA) Inc	5/12/2021	EUR	4,411,170	USD	5,246,579	—	(57,996)
Deutsche Bank AG	5/12/2021	EUR	166,000	USD	196,480	—	(3,140)
HSBC Securities (USA) Inc	5/12/2021	GBP	3,791,090	USD	5,196,338	—	(39,479)
HSBC Securities (USA) Inc	5/12/2021	NOK	5,230,000	USD	614,232	—	(14,084)
HSBC Securities (USA) Inc	5/12/2021	NZD	833,000	USD	586,008	—	(10,064)
HSBC Securities (USA) Inc	5/12/2021	USD	2,173,898	JPY	238,411,200	7,748	—
Deutsche Bank AG	5/12/2021	USD	145,349	JPY	15,973,000	817	—
HSBC Securities (USA) Inc	5/13/2021	USD	250,416	CZK	5,300,000	—	(4,028)
HSBC Securities (USA) Inc	5/19/2021	BRL	2,500,000	USD	442,595	—	(16,820)
HSBC Securities (USA) Inc	5/20/2021	HUF	65,000,000	USD	219,249	2,225	—
HSBC Securities (USA) Inc	5/20/2021	IDR	4,940,000,000	USD	343,976	3,131	—
HSBC Securities (USA) Inc	5/20/2021	TRY	920,000	USD	113,735	3,707	—
HSBC Securities (USA) Inc	5/20/2021	USD	343,222	IDR	4,940,000,000	—	(2,377)
HSBC Securities (USA) Inc	5/20/2021	USD	219,835	HUF	65,000,000	—	(2,811)
HSBC Securities (USA) Inc	5/20/2021	USD	125,401	TRY	920,000	—	(15,373)
HSBC Securities (USA) Inc	6/10/2021	BRL	1,016,000	USD	181,524	—	(4,815)
HSBC Securities (USA) Inc	6/10/2021	USD	118,153	THB	3,650,000	—	(961)
HSBC Securities (USA) Inc	6/10/2021	USD	240,609	CNY	1,570,000	1,097	—
HSBC Securities (USA) Inc	6/10/2021	USD	119,596	CHF	111,000	2,080	—
HSBC Securities (USA) Inc	6/10/2021	USD	57,983	BRL	320,000	707	—
Barclays Bank PLC	6/17/2021	TRY	334,000	USD	39,340	—	(14)
HSBC Securities (USA) Inc	6/17/2021	USD	120,776	EGP	1,930,000	1,168	—

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2021

April 30, 2021
Baillie Gifford Multi Asset Fund

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA) Inc	7/8/2021	CLP	87,000,000	USD	121,094	$—	$(1,269)
HSBC Securities (USA) Inc	7/8/2021	USD	122,450	PEN	455,000	—	(2,174)
HSBC Securities (USA) Inc	7/15/2021	KRW	124,000,000	USD	109,902	—	(1,023)
HSBC Securities (USA) Inc	7/15/2021	USD	483,646	KRW	534,000,000	—	(5,951)
HSBC Securities (USA) Inc	7/29/2021	EUR	173,760	USD	208,522	—	(777)
HSBC Securities (USA) Inc	9/9/2021	USD	491,243	ILS	1,607,600	4,616	—
HSBC Securities (USA) Inc	9/16/2021	RUB	17,454,000	USD	230,389	2,826	—
HSBC Securities (USA) Inc	9/16/2021	USD	229,382	RUB	17,454,000	—	(1,819)
HSBC Securities (USA) Inc	9/16/2021	ZAR	3,579,000	USD	247,096	4,779	—
HSBC Securities (USA) Inc	10/21/2021	EUR	708,000	USD	851,186	—	(3,098)
HSBC Securities (USA) Inc	10/21/2021	USD	368,855	MXN	7,500,000	—	(5,905)
HSBC Securities (USA) Inc	10/21/2021	USD	118,543	JPY	12,880,000	—	(502)
Total unrealized appreciation (depreciation)						$34,901	$(268,105)
Net unrealized appreciation (depreciation)							$(233,204)

ADR  —  American Depositary Receipt

CLO  —  Collateralized Loan Obligation

ETF  —  Exchange Traded Fund

EURIBOR  —  Euro Inter Bank Offer Rate

FRN  —  Floating Rate Note

GO  —  General Obligation

MTN  —  Medium Term Note

REIT  —  Real Estate Investment Trust

Currency Abbreviations:

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNY  —  Chinese Yuan

COP  —  Colombian Peso

CZK  —  Czech Koruna

EGP  —  Egyptian Pound

EUR  —  Euro

GBP  —  Great Britain Pound

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PEN  —  Peruvian Nuevo Sol

RUB  —  Russian Ruble

THB  —  Thai Baht

TRY  —  Turkish Lira

ZAR  —  South African Rand

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Annual Report April 30, 2021

April 30, 2021
Baillie Gifford Multi Asset Fund

Fair Value Measurement

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund's investments carried at fair value:

Investments in Securities(1)	Level 1	Level 2	Level 3	Total
Assets:
Pooled Investment Vehicles	$5,224,409	$1,873,620	$—	$7,098,029
Common Stocks	2,230,427	4,124,740	—	6,355,167
Structured Notes	—	2,475,262	—	2,475,262
Foreign Government Bonds	—	1,978,905	—	1,978,905
Corporate Bonds	—	1,736,829	—	1,736,829
Treasury Bills	1,710,753	—	—	1,710,753
Real Estate Investment Trusts	658,007	670,975	—	1,328,982
Collateralized Loan Obligations	—	731,985	—	731,985
Total Investments in Securities	$9,823,596	$13,592,316	$—	$23,415,912
Other Financial Instruments(2)
Forward Foreign Currency Contracts	—	34,901	—	34,901
Futures Contracts	8,619	—	—	8,619
Total Investments in Securities and Other Financial Instruments	$9,832,215	$13,627,217	$—	$23,459,432
Liabilities:
Other Financial Instruments(2)
Forward Foreign Currency Contracts	—	268,105	—	268,105
Total Other Financial Instruments	$—	$268,105	$—	$268,105

(1)  A complete listing of investments and additional information regarding the industry classification and geographical location of these investments is disclosed in the Portfolio of Investments.

(2)  Reflects the unrealized appreciation (depreciation) of the instruments.

See Note A for description of inputs used in the fair value hierarchy above.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Annual Report April 30, 2021

April 30, 2021
Baillie Gifford Multi Asset Fund

ASSETS
Investments, at value (cost $17,334,985)	$19,046,201
Investments in affiliated funds, at value (cost $2,678,349)	4,369,711
Cash	1,148,929
Cash segregated for forward foreign currency contracts	280,000
Interest receivable	69,307
Due from Investment Advisor	59,365
Deposit with broker for futures contracts	34,730
Unrealized appreciation on forward foreign currency contracts	34,901
Dividends receivable	34,396
Net unrealized appreciation on futures	8,619
Receivable for investments sold	6,076
Tax reclaims receivable	2,126
Total Assets	25,094,361
LIABILITIES
Advisory fees payable	6,420
Unrealized depreciation on forward foreign currency contracts	268,105
Payable for investment purchased	25,522
Administration & Supervisory fee payable	13,641
Accrued expenses	124,824
Total Liabilities	438,512
NET ASSETS	$24,655,849
COMPOSITION OF NET ASSETS
Paid-in capital	$21,589,984
Total distributable earnings	3,065,865
$24,655,849
NET ASSET VALUE, PER SHARE
Class K ($17,872,876 / 1,585,416 shares outstanding), unlimited authorized, no par value	$11.27
Institutional Class ($6,782,973 / 601,499 shares outstanding), unlimited authorized, no par value	$11.28

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Report April 30, 2021

For the Year Ended April 30, 2021
Baillie Gifford Multi Asset Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $16,820)	$254,459
Income from affiliated funds	23,517
Interest	226,849
Total Investment Income	504,825
EXPENSES
Advisory fee, net of Temporary Advisory Fee Waiver (Note B)	18,181
Administration & Supervisory fee — Class K shares (Note B)	28,600
Administration & Supervisory fee — Institutional Class shares (Note B)	10,034
Transfer agency	34,990
Sub-transfer agency — Institutional Class shares	118
Fund accounting	132,388
Legal	126,598
Registration fees	47,626
Professional fees	38,379
Clearing fees	29,737
Custody	20,174
Printing fees	16,996
Trustees' fees	659
Commitment fees	137
Miscellaneous	5,609
Total Expenses	510,226
Advisory fees waived/reimbursed	(419,204)
Affiliated fund expenses waived	(24,881)
Net Expenses	66,141
Net Investment Income	438,684
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES, AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	296,828
Investments in affiliated funds	613,081
Capital gains distributions from affiliated funds	83,630
Futures	7,235
Forward foreign currency contracts	(1,572,213)
Foreign currency transactions	3,205
(568,234)

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Annual Report April 30, 2021

Net change in unrealized appreciation (depreciation) on:
Investments	$2,038,928
Investments in affiliated funds	1,659,963
Futures	13,569
Forward foreign currency contracts	11,185
Translation of net assets and liabilities denominated in foreign currencies	(174)
3,723,471
Net realized and unrealized gain	3,155,237
NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,593,921

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Annual Report April 30, 2021

Baillie Gifford Multi Asset Fund

	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$438,684	$249,108
Net realized gain (loss)	(568,234)	348,379
Net change in unrealized appreciation (depreciation)	3,723,471	(953,240)
Net increase (decrease) in net assets from operations	3,593,921	(355,753)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	(84,965)	(360,050)
Institutional Class	(26,961)	(360,051)
Total Distributions to Shareholders	(111,926)	(720,101)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	10,000,000	—
Institutional Class	716,420	—
Dividends reinvested:
Class K	84,965	360,050
Institutional Class	26,961	360,051
Increase in Net Assets from Transactions in Shares of Beneficial Interest	10,828,346	720,101
Total Increase (Decrease) in Net Assets	14,310,341	(355,753)
NET ASSETS
Beginning of year	10,345,508	10,701,261
End of year	$24,655,849	$10,345,508

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Report April 30, 2021

Baillie Gifford Multi Asset Fund
Selected data for a Class K share outstanding throughout each period

	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Period December 4, 2018(a) through April 30, 2019
Net asset value, beginning of period	$9.65	$10.66	$10.00
From Investment Operations
Net investment income(b)	0.20	0.24	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	1.47	(0.54)	0.57
Net increase (decrease) in net asset value from investment operations	1.67	(0.30)	0.70
Dividends and Distributions to Shareholders
From net investment income	(0.05)	(0.55)	(0.04)
From net realized gain on investments	—	(0.16)	—
Total Dividends and Distributions	(0.05)	(0.71)	(0.04)
Net asset value, end of period	$11.27	$9.65	$10.66
Total Return
Total return based on net asset value(c)	17.35%	(3.35)%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$17,873	$5,173	$5,351
Ratio of net expenses to average net assets, after affiliated fund waiver but before waiver under expense limitation agreement(d)(e)	2.14%	4.65%	3.02%*
Ratio of net expenses to average net assets, after affiliated fund waiver and waiver under expense limitation agreement(d)	0.29%	0.56%	0.55%*
Ratio of net investment income to average net assets	1.91%	2.29%	3.08%*
Portfolio turnover rate(f)	58%	59%	14%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Does not include the expenses of non-affiliated pooled investment vehicles in which the Fund invests.

(e)  This figure represents the gross expenses of the Fund less any waiver in relation to management fees paid on assets invested in affiliated funds (refer to Note B for further details).

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Annual Report April 30, 2021

Baillie Gifford Multi Asset Fund
Selected data for an Institutional Class share outstanding throughout each period

	For the Year Ended April 30, 2021		For the Year Ended April 30, 2020	For the Period December 4, 2018(a) through April 30, 2019
Net asset value, beginning of period	$9.65		$10.66	$10.00
From Investment Operations
Net investment income(b)	0.21		0.24	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	1.47		(0.54)	0.57
Net increase (decrease) in net asset value from investment operations	1.68		(0.30)	0.70
Dividends and Distributions to Shareholders
From net investment income	(0.05)		(0.55)	(0.04)
From net realized gain on investments	—		(0.16)	—
Total Dividends and Distributions	(0.05)		(0.71)	(0.04)
Net asset value, end of period	$11.28		$9.65	$10.66
Total Return
Total return based on net asset value(c)	17.42%		(3.35)%	7.06%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,783		$5,173	$5,350
Ratio of net expenses to average net assets, after affiliated fund waiver but before waiver under expense limitation agreement(d)(e)	2.13	%(f)	4.65%	3.02%*
Ratio of net expenses to average net assets, after affiliated fund waiver and waiver under expense limitation agreement(d)	0.29%		0.56%	0.55%*
Ratio of net investment income to average net assets	1.99%		2.29%	3.08%*
Portfolio turnover rate(g)	58%		59%	14%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Does not include the expenses of non-affiliated pooled investment vehicles in which the Fund invests.

(e)  This figure represents the gross expenses of the Fund less any waiver in relation to management fees paid on assets invested in affiliated funds (refer to Note B for further details).

(f)  Institutional Class has a lower ratio than Class K due to rounding. This ratio is expected to become higher than Class K if sub-transfer agency expenses grow within the Fund.

(g)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

Annual Report April 30, 2021

Note A — Organization and Accounting Policies

The Fund is a diversified series of Baillie Gifford Funds (the "Trust"). The Trust includes other series that are not included in this report. The investment objective of the Fund is to seek long-term capital growth at lower volatility than is typically associated with equity markets. For information on the specific investment strategies of the Fund and a description of each share class, please refer to the Fund's prospectus. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized on June 21, 2000 as a Massachusetts business trust under the laws of Massachusetts. The Trust operates pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time.

As of April 30, 2021, the Fund offers Class K and Institutional Class shares.

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Fund during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments

Investments are recorded at fair value. Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including equity securities traded over the counter, are valued at the last quoted trade price on the primary exchange or market (foreign or domestic) on which they are most actively traded on a Value Date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the Value Date, at the most recent quoted bid price.

Fixed income securities including corporate bonds, inflation indexed bonds, foreign government bonds and sovereign debts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy. Certain short-term debt obligations maturing within 60 days or less may be valued at their amortized cost unless Baillie Gifford Overseas Limited (the "Manager") determines that amortized cost does not represent fair value. These securities will be classified as Level 1 securities.

Investments in pooled investment vehicles are valued at the most recent published NAV for each investee fund. Where the most recent published NAV for an investee fund was determined at a time other than the pricing point of the Fund, the price may be subject to fair value adjustment as determined by the Manager. At April 30, 2021, there were no fair value adjustments required on investments in pooled investment vehicles not listed on an exchange.

Investments in structured securities are valued daily from an independent pricing source based on quotes received from the counterparty. Certain derivatives are centrally cleared or trade in the over-the-counter market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund invests in futures contracts which are valued at the closing settlement price established each day by the board of the exchange on which they are traded.

The Fund invests in forward foreign exchange contracts which are valued based on closing exchange rates from each respective foreign market.

The Fund may enter into swap agreements which are valued by independent third-party pricing agents based upon the specific terms of each agreement.

Notes to Financial Statements

Annual Report April 30, 2021

The Fund invests in collateralized loan obligations which are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. A collateralized loan obligation (CLO) is a security backed by a pool of debt, often corporate loans with low credit ratings. The investor receives scheduled debt payments from the underlying loans but assumes most of the risk in the event that borrowers default.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason) and all other assets are valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board of Trustees of the Trust (the "Board"). The actual calculations may be made by persons acting pursuant to the direction of the Board or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange and such events may not be reflected in the computation of the Fund's net asset value. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Fund utilizes a third party pricing service for all equity securities, except those traded on Canadian, Latin American, or U.S. exchanges, subject to certain minimum confidence levels, which applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which the securities are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

The Fund may invest in bonds issued by governments of both developed and emerging market economies. These may be denominated in the currency of the issuing country, or some other currency such as U.S. dollars.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

Notes to Financial Statements

Annual Report April 30, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund's investments at April 30, 2021 is disclosed at the end of the Fund's Portfolio of Investments.

For the year ended April 30, 2021, there were no Level 3 investments for which significant unobservable inputs were used to determine the fair value.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Derivatives

The Fund invests in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to, among other things, stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligation under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and change in unrealized appreciation and depreciation on these contracts for the reporting period are included in the Statement of Operations.

The Fund invests in forward foreign currency contracts primarily to manage exposure to certain foreign currencies. A forward contract is an agreement between the Fund and a counterparty to buy and sell a foreign currency at a specific exchange rate at a future date, and is subject to foreign exchange rate fluctuations. All contracts are "marked-to-market" daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency contracts on the Statement of Assets and Liabilities. The Fund records realized gains or losses at the time the forward foreign currency contract is settled. These realized and change in unrealized gains and losses are reflected on the Statement of Operations as gain (loss) on forward foreign currency contracts.

The Fund invests in exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate and equity price risk. A futures contract is an agreement between the Fund and the counterparty to buy or sell an asset at a specific price on a future date. Required initial margins are pledged by the Fund, and the accumulated daily change in the fair value is accounted for as an unrealized appreciation or depreciation on futures in the Statement of Assets and Liabilities.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund's portfolio, to protect a Fund's value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfil its obligation under the agreement). The Fund did not invest in swap agreements during the year.

Notes to Financial Statements

Annual Report April 30, 2021

At April 30, 2021, the fair value of derivative instruments reflected on the Statement of Assets and Liabilities were as follows:

		Asset Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency contracts	Currency risk	Unrealized appreciation on forward foreign currency contracts	$34,901
Futures	Interest rate risk	Net unrealized appreciation on futures	8,619 *
		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency contracts	Currency risk	Unrealized depreciation on forward foreign currency contracts	$268,105

*  Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Portfolio of Investments.

The transactions in derivative instruments reflected on the Statement of Operations by primary risk exposure during the year ended April 30, 2021 were as follows:

Net Realized Gain (Loss) from:

Currency Risk — Forward Foreign Currency Contracts	Interest Rate Risk — Futures Contracts
$(1,572,213)	$7,235

Net Change in Unrealized Appreciation (Depreciation) on:

Currency Risk — Forward Foreign Currency Contracts	Interest Rate Risk — Futures Contracts
$11,185	$13,569

As of April 30, 2021, the Fund had transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. Interest expense from collateral received, if any, is included on the Statement of Operations. For financial reporting purposes, the Statement of Assets and Liabilities generally shows derivative assets and liabilities on a gross basis, which reflects the full risks

Notes to Financial Statements

Annual Report April 30, 2021

and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts, including any collateral exposure, is included in the following table:

Assets				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received*	Net Amount
Futures	$8,619	$—	$8,619	$—	$—	$8,619
Forward Foreign Currency Contracts	34,901	—	34,901	(34,901)	—	—
Total	$43,520	$—	$43,520	$(34,901)	$—	$8,619
Liabilities				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged*	Net Amount
Forward Foreign Currency Contracts	$(268,105)	$—	$(268,105)	$34,901	$233,204	$—
Total	$(268,105)	$—	$(268,105)	$34,901	$233,204	$—

*  Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate with value.

For the year ended April 30, 2021 the average monthly volume of derivatives was as follows:

	Longs	Shorts
Forward foreign currency contracts (contract value)	$7,426,713	$(19,274,053)
Futures (notional value)	—	(1,008,904)

Securities Transactions and Investment Income

The Fund's securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

Interest income is recorded on an accrual basis. Purchase discounts and premiums on fixed-income securities are accreted and amortized to maturity using the effective interest method and reflected within interest income on the Statement of Operations.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Notes to Financial Statements

Annual Report April 30, 2021

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Federal Taxes

The Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in foreign jurisdictions on gains realized upon the sale of securities. If the Fund had exposure to capital gains taxes, it would accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. The Fund did not have material exposure to foreign capital gains taxes in the current period.

The Fund is subject to tax accounting standards that provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Fund. The tax periods since inception through present remain subject to examination.

At April 30, 2021 for federal income tax purposes, the Fund had no capital loss carryforwards.

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("Post October Capital/Late Year Ordinary Losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. During the year ended April 30, 2021, the Fund elected to defer net post-October or late-year ordinary losses as indicated.

At April 30, 2021, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Net Ordinary Income*	Long Term Capital Gains	Capital Loss Carryforwards	Post October Capital/Late Year Ordinary Losses	Net Unrealized Appreciation/ Depreciation on Investments and Foreign Currencies	Total Accumulated Earnings/Deficit
Baillie Gifford Multi Asset Fund	$(51,350)	$603,704	$—	$(557,443)	$3,070,954	$3,065,865

*  Includes $51,350 of disallowed straddle losses.

Notes to Financial Statements

Annual Report April 30, 2021

Dividends and Distributions to Shareholders

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

For the years ended April 30, 2021 and April 30, 2020, the tax characters of the dividends paid were:

Fund	Ordinary Income 2021	Long Term Capital Gains 2021	Return of Capital 2021	Ordinary Income 2020	Long Term Capital Gains 2020	Return of Capital 2020
Baillie Gifford Multi Asset Fund	$111,924	$2	$—	$611,427	$108,674	$—

For tax purposes, distributions from short-term capital gains, if any, are considered ordinary income distributions.

The Fund's cost of investments and gross unrealized appreciation (depreciation) at April 30, 2021 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation
Baillie Gifford Multi Asset Fund	$20,343,632	$3,635,047	$(562,767)	$3,072,280

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on securities categorized as PFICs.

Note B — Investment Management and Other Services

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the Securities and Exchange Commission (the "SEC"), is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Fund (the "Advisory Agreement"), the Fund pays the Manager an investment advisory fee, (the "Advisory Fee") in arrears.

The Advisory Fee paid by the Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level	Annual Rate at Each Asset Level Post Waiver*
Baillie Gifford Multi Asset Fund	$0 - $2 >$2 - $5 Above $5	0.33% 0.29% 0.27%	0.08% 0.06% 0.05%

*  The Manager has contractually agreed to waive a portion of its Advisory Fee (the "Temporary Advisory Fee Waiver") with respect to the Fund from May 1, 2020 until May 1, 2022.

Notes to Financial Statements

Annual Report April 30, 2021

The Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Fund, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of the Fund. The Fund has adopted an Administration, Supervisory and Sub-Accounting Services Plan with respect to Class K and Institutional Class shares, which authorizes the Fund to pay the Manager an administration and supervisory fee (the "Administration and Supervisory Fee") quarterly, in arrears, at an annual rate of 0.17% of the Fund's average net assets.

The Fund may enter into certain agreements with Financial Intermediaries that require payments for sub-transfer agency services in excess of the Board approved cap on payments and/or reimbursements to Financial

Intermediaries. In such instances the Manager will pay, out of its own profits, the difference between the amount due under the agreement with the Financial Intermediary and the cap on such payments and/or reimbursements approved by the Board.

The Manager has contractually agreed to irrevocably waive a portion of its management fee in an amount equal to 100% of the Advisory Fee and Administration and Supervisory Fee paid by any Affiliated Fund with respect to Fund assets invested in such Affiliated Fund. For purposes of this waiver, "Affiliated Fund" means any pooled investment vehicle that is managed by the Manager or by any of its affiliates and that pays a management fee. This contractual agreement (the "Affiliated Fund Waiver") has an indefinite term for so long as the Fund's Advisory Agreement and related contractual arrangements remain in full force and effect, and it may only be terminated by the Board.

The Manager has contractually agreed to waive its fees and/or bear expenses of the Fund to the extent that the Fund's total annual operating expenses (excluding taxes, sub-accounting expenses, acquired fund fees and expenses* and extraordinary expenses) exceed the following amounts, less the above Affiliated Fund Waiver.

Fund	Class	Expense Limitation**	Expiration Date
Baillie Gifford Multi Asset Fund	Class K	0.40%	5/01/2022
Baillie Gifford Multi Asset Fund	Institutional Class	0.40%	5/01/2022

*  The term "acquired fund fees and expenses" originates in the mutual fund prospectus disclosure requirements and refers to a methodology for estimating the operating expenses of funds in which the Fund invests. This information is part of the fees and expenses displayed in the Fund's prospectus.

**  This expense limitation has changed from 0.65% to 0.40%, effective May 1, 2020, and is applied after giving effect to the Temporary Advisory Fee Waiver described above.

Waived fees for the Fund are not subject to recoupment. The contractual fee waiver/expense reimbursement arrangements described above may only be terminated by the Board.

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Fund.

The Bank of New York Mellon serves as the Fund's administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

The Fund may own outstanding voting shares of other funds within Baillie Gifford Funds, the issuer of which is considered an affiliate. At April 30, 2021, transactions in affiliated funds, if any, are listed under the heading Affiliated Fund Holdings at the end of the Portfolio of Investments.

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) for the year ended April 30, 2021 were as follows:

	Purchases	Sales
Long Term Investments	$19,023,090	$10,416,410
U.S. Government Obligations	203,158	556,461

Notes to Financial Statements

Annual Report April 30, 2021

Note D — Transactions in Shares of Beneficial Interest

	Baillie Gifford Multi Asset Fund
	Class K Shares For the Year Ended April 30, 2021		Institutional Class Shares For the Year Ended April 30, 2021
	Shares	Amount	Shares	Amount
Shares sold	1,041,667	$10,000,000	62,931	$716,420
Shares issued in reinvestment of dividends and distributions	7,586	84,965	2,405	26,961
Shares redeemed	—	—	—	—
Net increase (decrease)	1,049,253	$10,084,965	65,336	$743,381
	Baillie Gifford Multi Asset Fund
	Class K Shares For the Year Ended April 30, 2020		Institutional Class Shares For the Year Ended April 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	33,999	360,050	33,999	360,051
Shares redeemed	—	—	—	—
Net increase (decrease)	33,999	$360,050	33,999	$360,051

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of April 30, 2021, the following shareholders beneficially owned 25% or more of the Fund's voting securities:

Fund	Investor	Percentage
Baillie Gifford Multi Asset Fund	Baillie Gifford International LLC	49.27%
Baillie Gifford Multi Asset Fund	City of Austin Employees' Retirement System	47.85%

Purchase and redemption activity of these accounts may have a significant effect on the operation of the Fund.

Notes to Financial Statements

Annual Report April 30, 2021

Note F — Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with Bank of New York Mellon on May 1, 2017, renewed April 20, 2021, and expiring April 19, 2022, which allows certain series of the Trust to borrow up to $75 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month U.S. LIBOR Rate.

Effective April 20, 2021, language was added to the credit agreement to set out alternative rates chargeable on borrowings if certain conditions are met including if LIBOR ceases to be published. In these circumstances the rate chargeable would be calculated based on an alternative such as the Secured Overnight Financing Rate (SOFR).

The Fund pays a share of a commitment fee on the portion of the facility which is undrawn. Effective April 20, 2021, the commitment fee increased from 0.20% to 0.25% on undrawn amounts.

The rate payable at April 30, 2021 was 1.36% on any amounts drawn down. There were no drawdowns for the Fund in the year ended April 30, 2021.

Note H — Principal Risks (unaudited)

The below is a selection of the Fund's principal risks. For a full list of the Fund's principal risks, including a description of each risk, please refer to the Fund's prospectus.

Cash

Cash held by the Fund may be in excess of Federal Deposit Insurance Corporation (FDIC) limitations. The Manager does not expect any losses as a result of cash being in excess of FDIC limits.

Asset Allocation Risk

The Fund's investment performance depends upon the successful allocation of the Fund's assets among asset classes, geographical regions, industry sectors, and specific issuers and investments. Asset allocation does not eliminate risk, and market conditions sometimes arise in which even effective asset allocation cannot prevent losses, such as market conditions in which most or all asset valuations decline simultaneously. There is no guarantee that the Fund's allocation techniques and decisions will produce the desired results. It is possible to lose money on an investment in the Fund as a result of these allocation decisions.

Volatility Management Risk

There can be no guarantee that the portfolio managers will be successful in managing the Fund's overall level of volatility. As a result, the Fund may not realize the anticipated benefits from its volatility management strategies or it may realize losses, especially in situations where the valuation of a broad range of asset classes, markets and instruments move in the same direction. Under certain market conditions, the use of volatility management strategies may also result in less favorable performance than if such strategies had not been used. Volatility is nondirectional; low volatility does not necessarily suggest that the Fund will not lose value or is less risky.

Notes to Financial Statements

Annual Report April 30, 2021

Market Risk

The value of the Fund's investments will be affected by fluctuations in the markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

Derivatives Risk

Investing in derivative instruments involves the risk that these instruments' values may not move as expected relative to the values of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, counterparty risk, and liquidity risk.

Futures Contracts Risk

Investments in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund's net asset value to greater volatility.

Structured Finance Securities Risk

Holders of structured finance securities bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. Payment streams associated with structured finance securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream the Manager expected the Fund to receive when the Fund purchased the structured finance security.

Underlying Funds Risk

Investments in other pooled investment vehicles may indirectly expose the Fund to all of the risks applicable to an investment in such other pool. The Fund must pay its pro rata portion of the other pooled vehicles fees and expenses. If such pool is an ETF or other product traded on a securities exchange or otherwise actively traded, its shares may trade at a premium or discount to their net asset value, an effect that might be more pronounced in less liquid markets. Further, the Manager or an affiliate will serve as investment adviser to some pools in which the Fund invests, leading to potential conflicts of interest.

LIBOR Phaseout

The Fund does not have any exposure to LIBOR based instruments impacted by the planned cessation of LIBOR. The Fund does have exposure to four EURIBOR based instruments, however, this reference rate will remain in place and as a result there are no additional complexities or concerns associated with these instruments.

Market Disruption and Geopolitical Risk

Communicable diseases, including those that result in pandemics or epidemics, may pose significant threats to human health, and such diseases, along with any efforts to contain their spread, may be highly disruptive to both global and local economies and markets, with significant negative impact on individual issuers, sectors, industries, and asset classes. Significant public health crises, including those triggered by the transmission of a communicable disease and efforts to contain it may result in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. All of these disruptive effects were present, for example, in the global pandemic linked to the outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 that was first reported in China in December 2019.

For further information on the risks of investing in the Fund, please refer to the Fund's prospectus.

Notes to Financial Statements

Annual Report April 30, 2021

Note I — Legal Notice (unaudited)

ICE

ICE Data Indices, LLC ("ICE DATA"), is used with permission. ICE DATA, its affiliates and their respective third party suppliers disclaim any and all warranties and representations, express and/or implied, including any warranties of merchantability or fitness for a particular purpose or use, including the indices, index data and any data included in, related to, or derived therefrom. Neither ICE DATA, its affiliates nor their respective third party providers shall be subject to any damages or liability with respect to the adequacy, accuracy, timeliness or completeness of the indices or the index data or any component thereof, and the indices and index data and all components thereof are provided on an "as is" basis and your use is at your own risk. ICE DATA, its affiliates and their respective third party suppliers do not sponsor, endorse, or recommend Baillie Gifford, or any of its products or services.

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

There were no subsequent events identified between April 30, 2021 and the issuance of the Financial Statements.

Report of Independent Registered Public Accounting Firm

Annual Report April 30, 2021

To the Shareholders of Baillie Gifford Multi Asset Fund
and Board of Trustees of Baillie Gifford Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Baillie Gifford Multi Asset Fund (the "Fund"), a series of Baillie Gifford Funds, as of April 30, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the three periods in the period then ended (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2021, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Baillie Gifford Overseas Limited's investment companies since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio
June 28, 2021

Supplemental Information (unaudited)

Annual Report April 30, 2021

Federal Income Tax Information

Qualified dividend income was taxable to the Fund through April 30, 2021. The Fund intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Fund	Qualified Dividend Income
Baillie Gifford Multi Asset Fund	16.98%

For corporate shareholders, the percentage of ordinary income distributions for the year ended April 30, 2021 for the corporate dividends-received deduction is:

Fund	Dividends-received Deductions
Baillie Gifford Multi Asset Fund	0.87%

Supplemental Information (unaudited)

Annual Report April 30, 2021

Management of the Trust

The following tables set forth the Trustees and officers of the Trust, their principal occupations during the past five years, and certain other information as of April 30, 2021.

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served as Trustee(1)	Principal Occupation and Other Directorships Held During Past 5 Years(2)	Number of Funds in Fund Complex overseen by Trustee(3)
Indepedent Trustees
Howard W. Chin 1952	Trustee, Chair of the Nominating and Governance Committee(4)	Since 2015	Retired. Formerly: Managing Director, Investments, Guardian Life Insurance (financial services).	19
Pamela M. J. Cox 1952	Trustee	Since 2017	Retired. Formerly: Senior Associate (non-resident), CSIS (think tank); Senior Vice President; Vice President East Asia, World Bank Group (international bank & financial services).	19
Robert E. Rigsby 1949	Trustee, Chair of the Audit Oversight Committee	Since 2014	Retired. Formerly: President & COO, Delivery Business at Dominion Energy, Inc. (electric and gas energy company).	19
Donald P. Sullivan Jr.(5) 1954	Trustee	Since 2020	Retired. Formerly: Senior Vice President, Agency Distribution, Guardian Life Insurance (financial services).	19
Interested Trustee as defined in the 1940 Act(2)
David Salter(6) 1975	Trustee, Chair of the Board, and President	Since 2016. Formerly, Vice President.	Partner, Baillie Gifford & Co. (parent of investment adviser); CEO & Chairman, Baillie Gifford Funds Services LLC (broker-dealer).	19

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation During Past 5 Years(2)
Officers (other than officers who are also Trustees)
Andrew Telfer 1967	Vice President	Since 2008	Managing Partner, Baillie Gifford & Co.
Michael Stirling-Aird 1977	Vice President	Since 2012	Client Service Director, Baillie Gifford Overseas Limited.
Julie Paul 1975	Vice President	Since 2012	Manager, North American Funds Operations Department, Baillie Gifford & Co.
Tim Campbell 1975	Vice President	Since 2014	Partner, Baillie Gifford & Co.; Manager, Baillie Gifford International LLC with oversight of marketing performed in North America.
Lindsay Cockburn 1978	Treasurer	Since 2015	Manager, North American Funds Operations Department, Baillie Gifford & Co.

Supplemental Information (unaudited)

Annual Report April 30, 2021

Name and Year of Birth	Position(s) Held with Trust	Length of Time Served(1)	Principal Occupation During Past 5 Years(2)
Officers (other than officers who are also Trustees)
Gareth Griffiths 1973	Secretary and Chief Legal Officer	Secretary since 2015; Chief Legal Officer since 2017	Senior Legal Counsel for Baillie Gifford & Co.
Graham Laybourn 1966	Vice President	Since 2018	Partner, Baillie Gifford & Co.
Suzanne Quinn 1979	Chief Compliance Officer and AML Compliance Officer	Since 2018	Manager, Compliance Department, Baillie Gifford & Co.
Evan Delaney(7) 1969	Chief Risk Officer	Since 2013	Partner, Baillie Gifford & Co.; Group Chief Risk Officer, Director of Business Risk and Internal Audit, Baillie Gifford Group (investment adviser).
Lesley-Anne Archibald 1988	Vice President	Since 2017	Manager, North American Funds Operations Department, Baillie Gifford & Co.
Kelly Cameron 1989	Vice President	Since 2020	Client Service Manager, Baillie Gifford Overseas Limited.

The address of each Trustee is c/o Ropes & Gray LLP, Prudential Tower, 800 Boylston Street Boston, MA 02199. The address of each officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(1)  There is no stated term of office for the Trustees and a Trustee may serve until such Trustee reaches the age of 75 years. The Chair of the Board and officers of the Trust, including the President of the Trust, are elected annually by the Board.

(2)  Previous positions during the past five years with Baillie Gifford & Co., the Manager, and Baillie Gifford Group are omitted if not materially different from the positions listed.

(3)  The number of Funds in the Fund complex overseen by the Trustee includes series of the Trust not included in this shareholder report or which have not yet commenced investment operations as of the date hereof.

(4)  On October 1, 2020, Howard W. Chin took over as Chair of the Nominating and Governance Committee in anticipation of Bruce C. Long's retirement on December 31, 2020.

(5)  Donald P. Sullivan Jr. joined the Board as a new trustee on July 1, 2020.

(6)  David Salter is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his positions with the Manager and his role as an officer of the Trust.

(7)  The Board has accepted the resignation of Evan Delaney as Chief Risk Officer of the Trust and approved the appointment of Neil Riddell to that position effective July 1, 2021. Neil Riddell (year of birth 1988) is Head of Group Risk at Baillie Gifford & Co.

Supplemental Information (unaudited)

Annual Report April 30, 2021

Additional information regarding the Trustees is in the Fund's Statement of Additional Information and is available upon request, without charge, by calling the Manager at 011-44-131-275-2000. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Manager at 011-44-131-275-2000 or on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Manager at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the SEC's website at http://www.sec.gov. Shareholders may submit to the Trust claims for reimbursement of telephone charges incurred in placing such calls.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its Form N-PORT. The Fund's Form N-PORT is available on the SEC's website at http://www.sec.gov. The Fund's holdings can also be found at Baillie Gifford Funds' website: http://USmutualfund.bailliegifford.com.

Copyright © Baillie Gifford & Co 2015.

(b) Not applicable

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Mr. Robert E. Rigsby, is qualified to serve as an audit committee financial expert serving on its audit oversight committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The following fees being reported are those charged with respect to services provided in relation to Baillie Gifford Multi Asset Fund, except where otherwise noted.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,000 for 2021 and $25,200 for 2020.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2021 and $0 for 2020.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,000 for 2021 and $7,000 for 2020. These services are related to the review of federal and state income tax returns, excise tax returns, and the review of the distribution requirements for excise tax purposes.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2021 and $0 for 2020.

(e)(1)	In order for the Trust’s accountant to remain independent, the following engagements must be approved in advance by the Trust’s Audit Oversight Committee or pursuant to the Pre-Approval Policies and Procedures for Audit and Non-Audit Services, as adopted by the Trust’s Audit Oversight Committee:

(a)   any engagement of the accountant to provide audit services or non-audit services to the Trust; and

(b)   any engagement of the accountant to provide non-audit services to the Trust’s investment adviser, or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Trust (“Service Providers”), if the engagement relates directly to the operations and financial reporting of the Trust.

Audit Oversight Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal auditors must be approved by the Registrant’s audit committee.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Audit Related Fees – Not Applicable

(c) Tax Fees – 100%

(d) All Other Fees – 100%

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $5,500* for 2021 and $6,838 for 2020.

(h)	The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

* This amount was paid by the Trust’s investment adviser in relation to services delivered to the adviser and applicable to the Trust, rather than services applicable to any individual series of the Trust.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(c)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Baillie Gifford Funds

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)**

Date:	June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)**

Date:	June 30, 2021

By (Signature and Title)*	/s/ Lindsay Cockburn, Treasurer
Lindsay Cockburn, Treasurer
(principal financial officer)

Date:	June 30, 2021

* Print the name and title of each signing officer under his or her signature.

**By:	/s/ Michael Stirling-Aird
Michael Stirling-Aird***

Date:	June 30, 2021

***	Attorney-in-Fact pursuant to a Power of Attorney executed on March 12, 2020 and filed as an exhibit to Post-Effective Amendment No. 49 to the registration statement of the Trust on Form N-1A filed on April 27, 2020.